Employee Benefit Plans (Details) - Schedule of estimated future benefit payments $ in Thousands	Dec. 31, 2021 USD ($)
Schedule Of Estimated Future Benefit Payments Abstract
2022	$ 206
2023	162
2024	150
2025	142
2026	147
2027 to 2031	$ 745